Schedules of advances to suppliers, net (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025
Advances To Suppliers Net
Advances to suppliers, gross	$ 1,034,577	$ 286,507
Less: allowance for expected credit losses	(17,030)
Advances to suppliers, net	$ 1,017,547	$ 286,507